Schedule of Investments (unaudited)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies -- 1.4%
iShares National Muni Bond ETF (j)	33,000	$ 3,851,430
VanEck Vectors High-Yield Municipal
Index ETF	30,000	1,968,600
Total Investment Companies — 1.4%
(Cost — $5,740,800)		5,820,030

Par

(000)

Municipal Bonds -- 88.2%

New Jersey -- 84.7%

Corporate -- 4.7%
New Jersey EDA, RB:
Continental Airlines, Inc. Project,
AMT, 5.25%, 09/15/29	$3,500	3,833,060
Continental Airlines, Inc. Project,
Series B, AMT, 5.63%, 11/15/30	1,000	1,156,910
Provident Group-Kean Properties,
Series A, 5.00%, 07/01/47	265	301,329
Series A, 5.00%, 06/15/42	4,545	5,505,995
New Jersey EDA, Refunding RB:
American Water Co., Inc, AMT,
Series A, 2.20%, 10/01/39 (a)	2,130	2,212,942
New Jersey American Water Co.,
Inc. Project, Series B, AMT,
5.60%, 11/01/34	1,000	1,006,540
New Jersey American Water Co.,
Inc. Project, Series D, AMT,
4.88%, 11/01/29	1,000	1,022,450
Provident Group-Monteclair
Properties LLC (AGM), 5.00%,
06/01/37	2,760	3,378,516
Sub Series A, 5.00%, 07/01/33	125	147,306
Sub Series A, 4.00%, 07/01/34	165	181,424
		18,746,472
County/City/Special District/School District	-- 11.6%
Carlstadt School District, GO,
Refunding, 4.00%, 05/01/30	1,415	1,582,918
Casino Reinvestment Development
Authority, Inc., Refunding RB:
5.25%, 11/01/39	1,020	1,151,692
5.25%, 11/01/44	1,590	1,775,950
(AGM), 4.00%, 11/01/34	500	548,930
City of Bayonne New Jersey, GO,
Refunding, Qualified General
Improvement (BAM), 5.00%, 07/01/39	660	797,597
City of East Orange New Jersey, GO,
Refunding (AGM):
3.00%, 09/15/30	2,200	2,408,890
3.00%, 09/15/31	2,200	2,396,812

S C H E D U L E O F I N V E S T M E N T S

	Par
Security	(000)	Value
County/City/Special District/School District	(continued)
City of Perth Amboy New Jersey, GO,
CAB, Refunding (AGM):
5.00%, 07/01/35	$600	$ 601,800
5.00%, 07/01/36	145	145,433
County of Essex New Jersey
Improvement Authority, LRB, Newark
Project, Series A (AGM), 5.00%,
11/01/20 (b)	257	263,834
County of Essex New Jersey
Improvement Authority, RB:
AMT, 5.25%, 07/01/45 (c)	1,000	1,013,480
Newark Project, Series A (AGM),
6.00%, 11/01/20 (d)	1,090	1,127,202
County of Essex New Jersey
Improvement Authority, Refunding
RB, Project Consolidation (NPFGC),
5.50%, 10/01/29	1,500	2,113,230
County of Mercer New Jersey, GO,
Refunding, 3.00%, 02/15/31	1,585	1,763,994
County of Union New Jersey Utilities
Authority, Refunding RB, Covanta
Union, Inc., Series A, AMT, 4.75%,
12/01/31	1,250	1,318,950
Ewing Township Board of Education,
GO:
4.00%, 07/15/38	920	1,071,128
4.00%, 07/15/39	840	973,997
Monmouth Regional High School
District, GO, 3.00%, 02/01/34	1,260	1,355,319
New Jersey EDA, RB:
Kapkowski Road Landfill Project,
Series B, AMT, 6.50%, 04/01/31	1,920	2,243,021
School Facilities Construction,
Series EEE, 5.00%, 06/15/43	2,155	2,626,923
New Jersey EDA, Refunding RB,
Special Assessment, Kapkowski Road
Landfill Project, 6.50%, 04/01/28	2,500	3,005,575
New Jersey Sports & Exposition
Authority, Refunding RB, (NPFGC),
5.50%, 03/01/21 (b)	805	841,845
Toms River Board of Education, GO,
River Regional School District, 3.00%,
07/15/37	4,605	4,849,479
Township of Bloomfield New Jersey,
GO, Refunding, General Improvement
Bonds:
3.00%, 02/01/32	1,000	1,095,010
3.00%, 02/01/33	1,040	1,132,810
FEBRUARY 29, 2020	1

Schedule of Investments (unaudited) (continued)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
County/City/Special District/School District	(continued)
Township of Egg Harbor New Jersey
School District, GO, Refunding,
(AGM), 5.75%, 07/15/25	$2,000	$ 2,481,640
Township of Irvington New Jersey, GO,
Refunding, Series A (AGM), 5.00%,
07/15/31	2,445	2,829,941
Township of Monroe NJ/Gloucester
County, GO, Refunding, 3.00%,
05/01/32	405	439,125
Township of Monroe NJ/Middlesex
County, GO, Refunding:
3.00%, 06/01/37	385	405,413
3.00%, 06/01/38	410	430,488
Township of Sparta New Jersey Board
of Education, GO, Refunding, 5.00%,
02/15/36	1,350	1,599,399
		46,391,825
Education -- 14.5%
County of Atlantic New Jersey
Improvement Authority, RB, Stockton
University Atlantic City, Series A
(AGM), 4.00%, 07/01/46	1,250	1,378,775
County of Gloucester New Jersey
Improvement Authority, RB, Rowan
University General Capital
Improvement Projects:
5.00%, 07/01/44	530	625,098
Series A, 5.00%, 07/01/34	1,855	2,206,096
New Jersey EDA, RB:
Beloved Community Charter
School, Inc. Project, Series A,
5.00%, 06/15/39 (c)	825	921,476
Beloved Community Charter
School, Inc. Project, Series A,
5.00%, 06/15/49 (c)	135	148,775
Foundation Academy Charter
School Project, Series A, 5.00%,
07/01/50	200	229,330
Friends of Vineland Public Charter
School Projects, Series A,
5.25%, 11/01/54 (c)	1,100	1,146,871
Golden Door Charter School
Project, Series A, 6.25%,
11/01/38 (c)	210	251,227
Golden Door Charter School
Project, Series A, 6.50%,
11/01/52 (c)	1,210	1,422,379
	Par
Security	(000)	Value
Education (continued)
New Jersey EDA, RB (continued):
Golden Door Charter School
Project, Series A, 5.13%,
11/01/29 (c)	$ 100	$ 111,878
Hatikvah International Academy
Charter School Project, Series A,
5.00%, 07/01/27 (c)	170	186,448
Hatikvah International Academy
Charter School Project, Series A,
5.25%, 07/01/37 (c)	470	521,916
Hatikvah International Academy
Charter School Project, Series A,
5.38%, 07/01/47 (c)	815	886,125
Rutgers - The State University of
New Jersey, College Avenue
Redevelopment Project, 5.00%,
06/15/38	2,000	2,253,880
School Facilities Construction,
4.00%, 06/15/49	1,190	1,341,166
Series AAA, 5.00%, 06/15/41	1,990	2,373,373
Team Academi Charter School
Project, Series A, 5.00%,
12/01/48	2,190	2,575,878
Team Academy Charter School
Project, 6.00%, 10/01/43	1,000	1,134,190
New Jersey EDA, Refunding RB:
Greater Brunswick Charter School,
Inc. Project, Series A, 4.75%,
08/01/24 (c)	250	257,605
Greater Brunswick Charter School,
Inc. Project, Series A, 5.63%,
08/01/34 (c)	250	266,253
Greater Brunswick Charter School,
Inc. Project, Series A, 5.88%,
08/01/44 (c)	430	456,467
School Facilities Construction,
Series PP, 4.00%, 06/15/30	4,875	5,349,874
Teaneck Community Charter
School Project, Series A, 3.50%,
09/01/22 (c)	125	127,685
Teaneck Community Charter
School Project, Series A, 5.00%,
09/01/37 (c)	315	352,904
Teaneck Community Charter
School Project, Series A, 5.13%,
09/01/52 (c)	1,000	1,114,420
New Jersey Educational Facilities
Authority, RB:
Green Bond, Series A, 5.00%,
07/01/45 (e)	1,080	1,406,862
S C H E D U L E S O F I N V E S T M E N T S	FEBRUARY 29, 2020	2

Schedule of Investments (unaudited) (continued)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020	(Percentages shown are based on Net Assets)

	Par			Par
Security	(000)	Value	Security	(000)	Value
Education (continued)			Health (continued)
New Jersey Educational Facilities			New Jersey Health Care Facilities
Authority, RB (continued):			Financing Authority, RB:
Higher Educational Capital			Greystone Park Psychiatric
Improvement Fund, Series A,			Hospital Project, Series A,
5.00%, 09/01/33	$ 1,750	$ 2,010,820	5.00%, 09/15/29	$ 2,000	$ 2,254,640
Rider University Issue, Series F,			Inspira Health Obligated Group,
4.00%, 07/01/42	940	1,019,928	5.00%, 07/01/42	4,660	5,732,033
Rider University Issue, Series F,			Robert Wood Johnson University
5.00%, 07/01/47	710	820,355	Hospital, Series A, 5.25%,
New Jersey Educational Facilities			07/01/35	1,460	1,657,742
Authority, Refunding RB:			Robert Wood Johnson University
Kean University, Series H, 4.00%,			Hospital, Series A, 5.00%,
07/01/39	715	797,625	07/01/39	1,150	1,335,265
Montclair State University, Series			Robert Wood Johnson University
A, 5.00%, 07/01/33	2,005	2,326,121	Hospital, Series A, 5.00%,
Montclair State University, Series			07/01/43	1,535	1,777,392
B, 5.00%, 07/01/32	2,465	3,005,057	Robert Wood Johnson University
Ramapo College, Series B, 5.00%,			Hospital, Series A, 5.50%,
07/01/42	560	606,682	07/01/43	920	1,048,165
William Paterson University, Series			Valley Health System Obligated
C, 4.00%, 07/01/35	1,500	1,686,510	Group, 4.00%, 07/01/44	4,120	4,845,161
New Jersey Higher Education Student			New Jersey Health Care Facilities
Assistance Authority, RB, Student			Financing Authority, Refunding RB:
Loan, AMT, Sub-Series C, 4.00%,			AHS Hospital Corp., 6.00%,
12/01/48	700	780,304	07/01/21 (d)	2,985	3,189,144
New Jersey Higher Education Student			AHS Hospital Corp., 4.00%,
Assistance Authority, Refunding RB:			07/01/41	1,000	1,137,710
Series 1, AMT, 5.75%, 12/01/28	385	409,655	Hackensack Meridian Health
Series 1A, 5.00%, 12/01/25	35	35,024	Obligated Group, Series A,
Series 1A, 5.00%, 12/01/26	240	240,166	5.00%, 07/01/37	6,000	7,463,400
Series A, 2.38%, 12/01/29	3,000	3,158,190	Holy Name Medical Center, 5.00%,
Sub-Series C, AMT, 3.63%,			07/01/25	500	506,530
12/01/49	1,065	1,125,513	Hunterdon Medical Center, 5.00%,
New Jersey Institute of Technology, RB,			07/01/31	300	345,303
Series A:			Hunterdon Medical Center, 5.00%,
5.00%, 07/01/22 (d)	2415	2,647,902	07/01/45	2,650	2,990,419
5.00%, 07/01/40	5,000	5,960,100	Meridian Health System Obligated
New Jersey State Turnpike Authority,			Group, 5.00%, 07/01/27	1,500	1,642,365
RB, Series E, 5.00%, 01/01/45	2,000	2,341,940	Princeton Healthcare System,
		58,018,843	5.00%, 07/01/34	1,000	1,227,310
			Princeton Healthcare System,
Health -- 13.4%
			5.00%, 07/01/39	4,060	4,955,027
New Jersey EDA, RB, Reunding Cranes			RWJ Barnabas Health Obligated
Mill Project:			Group, Series A, 4.00%,
5.00%, 01/01/34	270	319,664	07/01/32	2,300	2,684,077
5.00%, 01/01/39	270	317,579	RWJ Barnabas Health Obligated
5.00%, 01/01/49	540	624,418	Group, Series A, 5.00%,
			07/01/43	1,290	1,569,853
			St. Barnabas Health Care System,
			Series A, 5.63%, 07/01/21 (d)	1,540	1,638,806
S C H E D U L E S O F I N V E S T M E N T S	FEBRUARY 29, 2020	3

Schedule of Investments (unaudited) (continued)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Health (continued)
New Jersey Health Care Facilities
Financing Authority, Refunding RB
(continued):
St. Barnabas Health Care System,
Series A, 5.00%, 07/01/25	$ 2,230	$ 2,438,617
St. Luke's Warren Hospital
Obligated Group, 5.00%,
08/15/34	460	511,962
Virtua Health, 5.00%, 07/01/29	285	328,662
New Jersey Health Care System
Facilities Financing Authority,
Refunding RB, St. Barnabas Health
Care, Series A, 5.00%, 07/01/24	1,000	1,093,700
		53,634,944
Housing -- 1.7%
New Jersey EDA, Refunding RB,
Provident Group-Montclair Properties
LLC (AGM), 5.00%, 06/01/42	690	837,032
New Jersey Housing & Mortgage
Finance Agency, Refunding RB,
Series A:
M/F Housing, 4.00%, 11/01/48	150	166,390
M/F Housing, 4.10%, 11/01/53	100	110,820
S/F Housing, 3.75%, 10/01/35	1,130	1,247,961
Newark Housing Authority Scholarship
Foundation a New Jersey Non (The),
RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,856,546
4.38%, 12/01/33	2,515	2,758,502
		6,977,251
State -- 7.4%
County of Monmouth Improvement
Authority, RB, Series B (GTD):
4.00%, 12/01/36	750	919,898
4.00%, 12/01/39	590	714,938
County of Monmouth Improvement
Authority, RB, Series B (GTD):
4.00%, 12/01/35	390	478,284
4.00%, 12/01/38	250	304,575
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 0.00%, 11/01/27 (f)	4,135	3,690,157
CAB, Series B, 0.00%, 11/01/24 (f)	10,000	9,431,700
Election of 2005, Series A, 5.75%,
11/01/28	2,565	3,285,150
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge,
Series A (NPFGC), 0.00%,
07/01/21 (f)	1,675	1,649,523
	Par
Security	(000)	Value
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction
Bonds, Series DDD, 5.00%,
06/15/42	$ 3,000	$ 3,604,980
School Facilities Construction,
Series KK, 5.00%, 09/01/22 (d)	1,070	1,180,531
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A
(NPFGC), 0.00%, 03/15/21 (f)	2,000	1,976,620
Cigarette Tax, 5.00%, 06/15/22	1,700	1,853,952
Cigarette Tax, 5.00%, 06/15/29	640	694,995
		29,785,303
Tobacco -- 2.4%
Tobacco Settlement Financing Corp.,
Refunding RB:
Series A, 5.25%, 06/01/46	915	1,131,379
Sub-Series B, 5.00%, 06/01/46	7,085	8,287,821
		9,419,200
Transportation -- 25.4%
Delaware River Port Authority of
Pennsylvania & New Jersey, RB,
5.00%, 01/01/40	1,500	1,715,850
New Jersey EDA, RB, AMT, Goethals
Bridge Replacement Project:
(AGM), 5.13%, 07/01/42	1,000	1,120,430
(AGM), 5.13%, 01/01/39	1,000	1,123,720
Private Activity Bond, 5.38%,
01/01/43	905	1,032,062
New Jersey State Turnpike Authority,
Refunding RB:
Series A (BHAC), 5.25%, 01/01/30	1,000	1,381,740
Series B, 5.00%, 01/01/34	1,600	2,036,352
New Jersey Transportation Trust Fund
Authority, RB:
Transportation Program Bonds,
Series S, 5.25%, 06/15/43	1,720	2,142,432
CAB, Transportation System,
Series A, 0.00%, 12/15/32 (f)	10,000	7,179,800
CAB, Transportation System,
Series A, 0.00%, 12/15/35 (f)	8,900	5,760,881
CAB, Transportation System,
Series A, 0.00%, 12/15/38 (f)	10,000	5,791,300
Federal Highway Reimbursement
Revenue Notes, Series A,
5.00%, 06/15/30	1,250	1,457,525
Series B, 5.25%, 06/15/26	1,500	1,581,990
Series BB, 5.00%, 06/15/44	500	609,905
Series BB, 4.00%, 06/15/50	2,545	2,856,483
Series BB, 5.00%, 06/15/50	535	644,894
S C H E D U L E S O F I N V E S T M E N T S	FEBRUARY 29, 2020	4

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund
Authority, RB (continued):
Transportation Program, Series AA,
5.25%, 06/15/31	$ 2,000	$ 2,252,860
Transportation Program, Series AA,
5.00%, 06/15/45	1,000	1,155,660
Transportation System, Series A,
6.00%, 06/15/21 (d)	3,185	3,395,560
Transportation System, Series B,
5.00%, 06/15/21 (d)	600	632,316
New Jersey Transportation Trust Fund
Authority, Refunding RB:
Federal Highway Reimbursement,
Series A, 5.00%, 06/15/31	2,730	3,170,131
Transportation System Bond,
4.00%, 12/15/39	1,835	2,131,371
Transportation System, Series A,
5.00%, 12/15/32	1,775	2,227,767
Transportation System, Series A,
5.00%, 12/15/35	1,005	1,254,210
Transportation System, Series B
(NPFGC), 5.50%, 12/15/21	1,800	1,938,024
New Jersey Turnpike Authority, RB,
Series A, 4.00%, 01/01/48	9,000	10,667,070
New Jersey Turnpike Authority,
Refunding RB, Series E, 5.00%,
01/01/32	1,350	1,725,408
Port Authority of New York & New
Jersey, ARB:
Consolidated Bonds, 218th Series,
AMT, 4.00%, 11/01/34	2,345	2,813,039
Consolidated Bonds, 218th Series,
AMT, 4.00%, 11/01/47	3,545	4,200,754
Consolidated, 93rd Series, 6.13%,
06/01/94	1,000	1,219,560
JFK International Air Terminal LLC,
Special Project, Series 6, AMT
(NPFGC), 5.75%, 12/01/22	1,270	1,316,660
Special Project, JFK International
Air Terminal LLC Project, Series
8, 6.00%, 12/01/42	1,000	1,032,400
Port Authority of New York & New
Jersey, Refunding ARB, AMT:
Consolidated Bonds, Series 225th,
4.00%, 09/01/43	7,305	8,572,052
Consolidated, 178th Series, 5.00%,
12/01/43	285	323,304
Consolidated,186th Series, 5.00%,
10/15/44	3,000	3,475,260

BlackRock New Jersey Municipal Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Transportation (continued)
Port Authority of New York & New
Jersey, Refunding RB:
Consolidated 205th series, 5.00%,
11/15/42	$ 1,975	$ 2,495,946
Consolidated Bonds, 200th Series,
5.00%, 09/01/36	2,415	3,195,311
South Jersey Port Corp., Refunding
ARB, Marine Terminal, Series B,
AMT, 5.00%, 01/01/48	2,380	2,816,920
South Jersey Transportation Authority,
Refunding RB, Series A:
5.00%, 11/01/22 (d)	280	310,834
5.00%, 11/01/28	15	16,556
Transportation System, 5.00%,
11/01/22 (d)	295	327,485
Transportation System, 5.00%,
11/01/32	440	511,130
Transportation System, 5.00%,
11/01/33	250	290,062
Transportation System, 5.00%,
11/01/34	250	289,675
Transportation System, 5.00%,
11/01/39	1,500	1,728,390
		101,921,079
Utilities -- 3.6%
County of Gloucester New Jersey
Pollution Control Financing Authority,
Refunding RB, Keystone Urban
Renewal Project, Series A, AMT,
5.00%, 12/01/24	465	503,846
New Jersey EDA, RB, MiddleSex Water
Company Project (AMT), 4.00%,
08/01/59	4,200	4,763,724
New Jersey EDA, Refunding RB, New
Jersey Natural Gas Company Project:
3.38%, 04/01/38	960	1,017,331
3.50%, 04/01/42	720	767,405
New Jersey Environmental Infrastructure
Trust, RB, Series B, AMT, 5.00%,
09/01/28	1,355	1,435,311
North Hudson New Jersey Sewerage
Authority, Refunding RB, Series A
(NPFGC), 0.00%, 08/01/21 (b)(f)	5,000	4,931,800
S C H E D U L E S O F I N V E S T M E N T S	FEBRUARY 29, 2020	5

Schedule of Investments (unaudited) (continued)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Utilities (continued)
Passaic Valley Water Commission, RB,
Series A, 6.00%, 12/15/20 (d)	$ 980	$ 1,019,612
		14,439,029
Total Municipal Bonds in New Jersey		339,333,946
Puerto Rico -- 3.5%
State -- 2.4%
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, RB,
Restructured:
CAB, Series A-1, 0.00%, 07/01/46
(f)	2,874	857,630
CAB, Series A-1, 0.00%, 07/01/51
(f)	1,969	424,556
Series A-1, 4.75%, 07/01/53	1,821	2,046,640
Series A-1, 5.00%, 07/01/58	3,198	3,666,091
Series A-2, 4.33%, 07/01/40	580	637,484
Series A-2, 4.78%, 07/01/58	1,518	1,715,568
Series B-1, 0.00%, 07/01/46 (f)	567	169,238
		9,517,207
Tobacco -- 0.1%
Children's Trust Fund, Refunding RB,
Tobacco Settlement Asset-Backed
Bonds, 5.63%, 05/15/43	640	658,854
Utilities -- 1.0%
Commonwealth of Puerto Rico Aqueduct
& Sewer Authority, RB, Senior Lien,
Series A:
5.00%, 07/01/33	935	996,981
5.13%, 07/01/37	455	485,731
5.25%, 07/01/42	2,255	2,417,766
		3,900,478
Total Municipal Bonds in Puerto Rico		14,076,539
Total Municipal Bonds — 88.2%
(Cost — $314,207,624)		353,410,485

Municipal Bonds Transferred to Tender

Option Bond Trusts(g) – 10.2%

New Jersey -- 10.2%

County/City/Special District/School District	-- 2.6%
County of Hudson New Jersey
Improvement Authority, RB, Hudson
County Vocational-Technical Schools
Project, 5.25%, 05/01/51	1,440	1,742,227

S C H E D U L E S O F I N V E S T M E N T S

	Par
Security	(000)	Value
County/City/Special District/School District	(continued)
County of Union New Jersey Utilities
Authority, Refunding RB, Series A,
AMT:
County Deficiency Agreement,
5.00%, 06/15/41	$2,000	$2,104,060
Resource Recovery Facility,
Covanta Union, Inc., 5.25%,
12/01/31	6,300	6,757,128
		10,603,415
Education -- 3.6%
New Jersey EDA, Refunding RB, New
Jersey Natural Gas Company Project,
AMT (h):
3.00%, 08/01/41	4,622	4,721,357
3.00%, 08/01/43	6,648	6,790,266
Rutgers - The State University of New
Jersey, Refunding RB, Series L,
5.00%, 05/01/23 (d)	2,500	2,821,825
		14,333,448
Health -- 2.1%
New Jersey Health Care Facilities
Financing Authority, RB, Inspira
Health Obligated Group, 4.00%,
07/01/47	7,332	8,335,626
Transportation -- 1.9%
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series B, 5.25%, 06/15/36	5,001	5,250,261
Port Authority of New York & New
Jersey, Refunding ARB:
Consolidated, 169th Series, AMT,
5.00%, 10/15/41	495	525,598
Series194th, 5.25%, 10/15/55	1,455	1,768,946
		7,544,805
Total Municipal Bonds Transferred to Tender Option Bond
Trusts — 10.2%
(Cost — $38,370,545)		40,817,294
Total Long-Term Investments — 99.8%
(Cost — $358,318,969)		400,047,809
Security	Shares	Value
Short-Term Securities -- 4.8%
BlackRock Liquidity Funds, MuniCash,
Institutional Class, 0.97% (i)(j)	19,138,361	$19,142,189
FEBRUARY 29, 2020	6

Schedule of Investments (unaudited) (continued)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020	(Percentages shown are based on Net Assets)

Value
Total Short-Term Securities — 4.8%
(Cost — $19,140,753)	19,142,189
Total Investments — 104.6%
(Cost — $377,459,722)	419,189,998
Other Assets Less Liabilities — 0.9%	3,500,765
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (5.5)%	(22,103,186)
Net Assets — 100.0%	$400,587,577

(a)Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)When-issued security.

(f)Zero-coupon bond.

(g)Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expires on February 1, 2037, is $5,808,746.

(i)Annualized 7-day yield as of period end.

(j)During the period ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Change in
	Shares			Shares				Unrealized
Affiliated Persons and/or	Held at	Shares		Held at	Value at		Net Realized	Appreciation
Related Parties	05/31/19	Purchased	Shares Sold	02/29/20	02/29/20	Income	Gain (Loss) (a)	(Depreciation)

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Liquidity Funds,
MuniCash, Institutional
Class(b)	15,937,171	3,201,190	—	19,138,361	$19,142,189	$142,517 (c)	$1,223		$334
iShares National Municipal
Bond Fund	—	33,000	—	33,000	3,851,430	7,098	—		56,430
					$22,993,619	$149,615		$1,2	$56,764

(a)Includes net capital gain distributions, if applicable.

(b)Represents net shares purchased (sold).

(c)All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund's sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
S C H E D U L E S O F I N V E S T M E N T S	FEBRUARY 29, 2020	7

Schedule of Investments (unaudited) (continued)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value /
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Short Contracts
10-Year U.S. Treasury Note	73	06/19/20	$9,837	$(123,288)
U.S. Long Treasury Bond	107	06/19/20	18,217	(359,793)
5-Year U.S. Treasury Note	77	06/30/20	9,452	(88,148)

				$(571,229)

Fair Value Hierarchy as of Period End

•Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

Level 1	Level 2	Level 3	Total

Assets:

Investments:

S C H E D U L E S O F I N V E S T M E N T S	FEBRUARY 29, 2020	8

Schedule of Investments (unaudited) (continued)	BlackRock New Jersey Municipal Bond Fund
February 29, 2020
Long-Term Investments (a)	$5,820,030	$394,227,779	$—	$400,047,809
Short-Term Securities	19,142,189	—	—	19,142,189
	$24,962,219	$394,227,779	$—	$419,189,998
Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$ (571,229)	$ —	$ —	$ (571,229)

(a)See above Schedule of Investments for values in each sector, state or political subdivision.

(b)Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $22,053,726 are categorized as Level 2 within the disclosure hierarchy.

S C H E D U L E S O F I N V E S T M E N T S	FEBRUARY 29, 2020	9